Equity Investments - Additional Information (Detail)	1 Months Ended
	May. 31, 2013	Jul. 31, 2012	Dec. 31, 2015
Infocomm Asia Holdings Pte Ltd
Schedule of Investments [Line Items]
Investments percentages accounted under equity method accounting	20.00%
Sale of ownership under agreement	20.00%	60.00%
East Gate Media Contents and Technology Fund
Schedule of Investments [Line Items]
Investments percentages accounted under equity method accounting			17.65%
Double2 Network Technology Company Limited
Schedule of Investments [Line Items]
Investments percentages accounted under equity method accounting			22.86%